Condensed Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Subject to possible redemption, value	11,047,578	20,125,000	20,125,000
Subject to possible redemption, per share value (in Dollars per share)	$ 10.04	$ 10	$ 10
Subject to possible redemption, par value (in Dollars per share)	0.0001	0.0001	0.0001
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	36,000,000	36,000,000	36,000,000
Common stock, shares issued	632,500	632,500	632,500
Common stock, shares outstanding	632,500	632,500	632,500
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	7,000,000	7,000,000	7,000,000
Common stock, shares issued	5,031,250	5,031,250	5,031,250
Common stock, shares outstanding	5,031,250	5,031,250	5,031,250